Convertible Promissory Notes and Warrant Agreements (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Accrued interest	$ 234,450	$ 120,223
Total	2,921,210	2,168,340
Current portion	1,129,781	2,168,340	$ 225,197
Long-term portion	1,791,429
Accrued interest [Member]
Short-term Debt [Line Items]
Current portion		120,223	4,357
2016 convertible promissory notes, net of discounts [Member]
Short-term Debt [Line Items]
Total	1,613,207
Current portion		1,543,652	220,840
2017 convertible promissory notes, net of discounts [Member]
Short-term Debt [Line Items]
Total	$ 1,073,553
Current portion		$ 504,465